Operating Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 23,128
Lessee, Operating Lease, Liability, Payments, Due Year Two	11,351
Lessee, Operating Lease, Liability, Payments, Due	34,479
Operating Lease, Liability, Current	9,389	$ 11,105
Operating Lease, Liability, Noncurrent	$ 4,868	$ 22,435
Teekay Tankers
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel	5
Teekay Tankers | Aframax Tanker [Member]
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel	2
Number Of Vessels To Be Chartered In | vessel	1	1
Lessee, Future Operating Lease, Term of Contract	7 years	7 years
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 9,825
Lessee, Operating Lease, Liability, Payments, Due Year Two	4,947
Lessee, Operating Lease, Liability, Payments, Due	14,772
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	515
Operating Lease, Liability	14,257
Operating Lease, Liability, Current	9,389
Operating Lease, Liability, Noncurrent	4,868
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	13,303
Lessee, Operating Lease, Liability, Payments, Due Year Two	6,404
Lessee, Operating Lease, Liability, Payments, Due	19,707
Total Long-term Lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	24,800
Lessee, Operating Lease, Liability, Payments, Due Year Two	18,200
Lessee, Operating Lease, Liability, Payments, Due Year Three	6,800
Lessee, Operating Lease, Liability, Payments, Due Year Four	6,800
Lessee, Operating Lease, Liability, Payments, Due Year Five	$ 17,800